Customer Concentration (Details) - Accounts Receivable [Member] - Customers	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer Concentration (Textual)
Concentration risk, percentage	10.00%	56.00%
Number of customers	1